Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated January 31, 2025
to each Summary Prospectus
dated September 30, 2024

Astoria US Equal Weight Quality Kings ETF (ROE)
Astoria US Quality Growth Kings ETF (GQQQ)
(each, a “Fund” and together, the “Funds”)

Effective immediately, Nicholas Cerbone, Portfolio Manager, Astoria Portfolio Advisors, LLC, serves as a portfolio manager for each Fund.

If you have any questions, please call 215-330-4476.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Supplement dated January 31, 2025
to each Prospectus and Statement of Additional Information (“SAI”)
dated September 30, 2024
Astoria US Equal Weight Quality Kings ETF (ROE)
Astoria US Quality Growth Kings ETF (GQQQ)
Astoria International Quality Growth Kings ETF (IROE)
(each, a “Fund” and together, the “Funds”)

Effective immediately, Nicholas Cerbone, Portfolio Manager, Astoria Portfolio Advisors, LLC, serves as a portfolio manager for each Fund.
The following replaces the “Portfolio Managers” section of each Fund’s Prospectus:
John Davi and Nicholas Cerbone are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Davi has served as a portfolio manager of the Fund since inception, and Mr. Cerbone has served as a portfolio manager of the Fund since January 2025.
The following supplements the “Portfolio Manager” subsection of the “Fund Management” section of each Fund’s Prospectus:
Nicholas Cerbone has served as a Vice President and Quantitative Strategist for Astoria Portfolio Advisors LLC since 2022. In this capacity, Nicholas assists in all aspects of portfolio construction and optimization of Astoria's quantitative stock portfolios and cross-asset ETF models. Mr. Cerbone worked as a Quantitative Strategist and Portfolio Analyst for Astoria from 2019 to 2022. Nicholas is a Summa Cum Laude graduate of Hofstra University with a Bachelor of Science degree in Mathematical Finance. He also achieved the Chartered Financial Analyst (CFA) designation in October of 2022.
The following replaces the affiliated persons table of the “Investment Sub-Adviser” subsection of the “Investment Management and Other Services” section of each Fund’s SAI:
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of Astoria.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
John Davi	Portfolio Manager	Chief Executive Officer and Chief Investment Officer
Nicholas Cerbone	Portfolio Manager	Vice President and Quantitative Strategist
The following supplements the“Portfolio Manager” section of each Fund’s SAI:
The following information is applicable to Nicholas Cerbone as of January 17, 2025:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	3	$248	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1,339	$426	0	$0
As of January 17, 2025, Mr. Cerbone owned $1-$10,000 of shares of each of ROE and IROE.

If you have any questions, please call 215-330-4476.
Please retain this Supplement for future reference.